Consolidated Statements of Cash Flows (USD $)	2 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (444)	$ (92,543)
China Greenstar Holdings Limited [Member]
Cash flows from operating activities
Net loss	(444)	(92,543)
Changes in operating assets and liabilities
Deposit paid		(147)
Accrued expenses		7,058
Net cash used in operating activities	(444)	(85,632)
Cash flows from investing activities
Advance to controlling shareholder		(30,720)
Net Cash used in investing activities		(30,720)
Cash flows from financing activities
Issue of common stock		100
Increase of additional paid-in capital	703	222,307
Net cash provided by financing activities	703	222,407
Effect of exchange rate fluctuation on cash and cash equivalents	(1)	(125)
Net increase in cash and cash equivalents	258	105,930
Cash and cash equivalents at beginning of period		258
Cash and cash equivalents at end of period	258	106,188
Supplement disclosure of cash flow information:
Interest expense paid
Income taxes paid